Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities consist of the following:
	As of December 31,
	2025	2024
Asset retirement obligations	7,591,989	7,506,609
Others	118,929	166,501
Total	7,710,918	7,673,110